Expense Example - Calamos Bitcoin Structured Alt Protection ETF - October - Calamos Bitcoin Structured Alt Protection ETF - October	Oct. 07, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221